Share-Based Payments (Tables)	6 Months Ended
Jun. 30, 2023
Share-Based Payments
Schedule of Stock Option Activity	Prior to 2016, InflaRx GmbH granted options under the 2012 Stock Option Plan. Those InflaRx GmbH options were converted into options for ordinary shares of InflaRx N.V. at the time of its IPO in November 2017
Number of share options	2023	2022
Outstanding as of January 1,	148,433	148,433
Exercised during the six months ended June 30	—	—
Outstanding as of June 30,	148,433	148,433
thereof vested	148,433	148,433

Number of share options	2023	2022
Outstanding as of January 1,	888,632	888,632
Exercised during the six months ended June 30	—	—
Outstanding as of June 30,	888,632	888,632
thereof vested	888,632	888,632
Number of share options	2023	2022
Total number of options outstanding as of January 1,	4,985,523	3,170,046
Granted during the six months ended June 30,	1,567,250	1,561,666
Exercised during the six months ended June 30,	105,327	—
Forfeited during the six months ended June 30,	—	(117,259)
Outstanding as of June 30,	6,447,446	4,614,453
thereof vested	4,788,759	3,306,162

Schedule of Fair Value of Options Granted	The number of share options granted during the six months ended June 30, 2023 under the 2017 LTIP was as follows
Share options granted 2023	Number	Fair value per option	FX rate as of grant date	Fair value per option	Share price at grant date / Exercise price	Expected volatility	Expected life (midpoint based)	Risk-free rate (interpolated, U.S. sovereign strips curve)

January 24	1,454,250	$2.11	0.9008	€1.90	$2.37	1.35	5.30	3.571%
January 24	52,500	$2.13	0.9008	€1.92	$2.37	1.35	5.50	3.565%
May 31	60,500	$3,61	0.9203	€3.32	$4.19	1.35	4.50	3.820%
	1,567,250